Note 7 - Income Tax - Changes in Deferred Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Net deferred tax liability, balance		$ 5,878	$ 4,209
Expense (benefit) in the Statement of Operations		(531)	1,542
Deferred tax recognized in equity (1)	[1]	(3,674)	0
Expense (benefit) in the Statement of Comprehensive Income		6	127
Net deferred tax liability, balance		$ 1,679	$ 5,878

[1]	When the amount of tax deduction from share-based remuneration exceeds the amount of the related cumulative remuneration expense, the current and deferred tax associated with the excess is recognized directly in equity.